Leases (Details) - Schedule of Changes in Lease Liability - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule Of Changes In Lease Liability Abstract
Balance at beginning	$ 1,841,227	$ 1,721,833		$ 1,721,833	$ 1,506,043		$ 1,174,686
Acquired in business combinations				(10,401)	146,446	[1]	147,645
Additions	209,160	274,864	[2]	421,921	489,251		634,868
Interest accrual	50,241	48,479		73,463	82,403		64,593
Payments	(236,030)	(242,157)		(354,947)	(434,488)		(359,893)
Terminated contracts	(52,992)	(15,592)		(7,456)	(61,302)		(116,329)
Exchange rate variation	(96,371)	60,717		(3,186)	(6,520)		(39,527)
Balance at Ending	$ 1,715,235	$ 1,848,144		$ 1,841,227	$ 1,721,833		$ 1,506,043

[1]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.
[2]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.